Postretirement Benefits	12 Months Ended
May 31, 2018
Postemployment Benefits [Abstract]
Postretirement Benefits

NOTE O – POSTRETIREMENT BENEFITS

We sponsor several unfunded-healthcare-benefit plans for certain of our retired employees, as well as postretirement life insurance for certain key former employees. Eligibility for these benefits is based upon various requirements. The following table illustrates the effect on operations of these plans for the three years ended May 31, 2018:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2018	2017	2016	2018	2017	2016
Service cost - benefits earned during the period	$-	$-	$-	$1,307	$1,097	$1,061
Interest cost on the accumulated obligation	173	229	235	939	854	832
Amortization of:
Prior service (credit)	(220)	(235)	(247)
Net actuarial (gains) losses	24			332	230	229
Net Postretirement Benefit (Income) Cost	$(23)	$(6)	$(12)	$2,578	$2,181	$2,122

The changes in benefit obligations of the plans at May 31, 2018 and 2017 were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2018	2017	2018	2017
Accumulated postretirement benefit obligation at beginning of year	$5,892	$7,653	$27,868	$25,420
Service cost			1,307	1,097
Interest cost	173	229	939	854
Benefit payments	(297)	(2,383)	(604)	(529)
Actuarial (gains) losses	(400)	393	2,638	1,766
Currency exchange rate changes			1,133	(740)
Accumulated and accrued postretirement benefit obligation at end of year	$5,368	$5,892	$33,281	$27,868

In determining the postretirement benefit amounts outlined above, measurement dates as of May 31 for each period were applied.

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2018 and 2017 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2018	2017	2018	2017
Current liabilities	$(427)	$(411)	$(696)	$(522)
Noncurrent liabilities	(4,941)	(5,481)	(32,585)	(27,346)
Net Amount Recognized	$(5,368)	$(5,892)	$(33,281)	$(27,868)

The following table presents the pretax net actuarial gain (loss) and prior service credits recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2018	2017	2018	2017
Net actuarial gain (loss)	$124	$(299)	$(9,951)	$(7,354)
Prior service credits	887	1,107
Total recognized in accumulated other comprehensive income not affecting retained earnings	$1,011	$808	$(9,951)	$(7,354)

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2018	2017	2018	2017
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$-	$-	$-	$-
Net loss (gain) arising during the year	(400)	393	2,638	1,766
Effect of exchange rates on amounts included in AOCI			291	(168)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	220	234
Amortization or settlement recognition of net gain (loss)	(24)	-	(332)	(230)
Total recognized in other comprehensive loss (income)	$(204)	$627	$2,597	$1,368

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic postretirement benefit costs under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2018	2017	2018	2017
Discount rate	4.03%	3.61%	3.70%	3.61%
Current healthcare cost trend rate	7.86%	14.75%	6.02%	5.85%
Ultimate healthcare cost trend rate	4.36%	4.36%	4.20%	4.20%
Year ultimate healthcare cost trend rate will be realized	2037	2037	2032	2030

	U.S. Plans			Non-U.S. Plans
Net Periodic Postretirement Cost	2018	2017	2016	2018	2017	2016
Discount rate	3.61%	3.76%	3.95%	3.61%	3.92%	4.00%
Healthcare cost trend rate	14.75%	10.37%	11.34%	5.85%	5.98%	6.06%
Ultimate healthcare cost trend rate	4.36%	4.36%	4.50%	4.20%	4.20%	4.20%
Year ultimate healthcare cost trend rate will be realized	2037	2037	2029	2030	2030	2030

We utilize a sensitivity analysis to measure the potential impact of changes in our healthcare cost trend rate on our Consolidated Financial Statements. Increasing or decreasing current healthcare cost trend rates by 1% would affect our accumulated postretirement benefit obligation and net postretirement expense by the following amounts for the years ended May 31, 2018 and 2017:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2018	2017	2018	2017
1% Increase in Healthcare Cost Trend Rate
Accumulated benefit obligation	$185	$229	$6,978	$6,410
Postretirement cost	7	9	673	547
1% Decrease in Healthcare Cost Trend Rate
Accumulated benefit obligation	$(163)	$(201)	$(5,391)	$(5,016)
Postretirement cost	(6)	(8)	(493)	(406)

We expect to pay approximately $1.1 million to $1.5 million in estimated postretirement benefits in each of the next five years.  In the five years thereafter (2024-2028) we expect to pay a cumulative total of $8.8 million.